Long-Term Debt	12 Months Ended
Mar. 31, 2017
Long-term Debt, Unclassified [Abstract]
Long-term Debt [Text Block]
4. Long-Term Debt

	2017	2016
	(In thousands)
Revolving credit facility,
2.22% and 1.95%, due through 2022	$214,781	$271,592
Farm Credit term loan,
3.38% due 2022	99,836	-
Secured Industrial Revenue Development Bonds,
3.02%	-	22,630
Secured promissory note,
6.98%, due through 2022	10,340	12,114
Lease financing obligations,
2.62%, due through 2020	4,679	5,313
Secured promissory note,
6.35%, due through 2020	1,782	2,474
2.00%, due through 2021	999	1,200
Other	216	216
	332,633	315,539
Less current portion	3,495	279,572
	$329,138	$35,967

See Note 3, Short-Term Borrowings, for discussion of the Revolver.

The Company’s debt agreements, including the Revolver and term loan, contain covenants that restrict the Company’s ability to incur additional indebtedness, pay dividends on the Company’s capital stock, make other restricted payments, including investments, sell the Company’s assets, incur liens, transfer all or substantially all of the Company’s assets and enter into consolidations or mergers. The Company’s debt agreements also require the Company to meet certain financial covenants, including a minimum fixed charge coverage ratio, a minimum interest coverage ratio and minimum tangible net worth. The Revolver also contains borrowing base requirements related to accounts receivable and inventories. These financial requirements and ratios generally become more restrictive over time and are subject to allowances for seasonal fluctuations. The most restrictive financial covenant in the debt agreements is the interest coverage ratio within the Farm Credit term loan which for 2017 is defined as greater than 3 to 1. The Company computes its financial covenants as if the Company were on the FIFO method of inventory accounting. The Company was in compliance with all such financial covenants as of March 31, 2017.

The Company's debt agreements limit the payment of dividends and other distributions. There is an annual total distribution limitation of $50,000, less aggregate annual dividend payments totaling $23,000 that the Company presently pays on two outstanding classes of preferred stock.

On August 16, 2016, the Company paid off four industrial revenue bonds ("IRBs"), totaling $22.6 million.

On December 9, 2016, the Company entered into a $100.0 million unsecured term loan payable to Farm Credit East, ACA, with a variable interest rate. The maturity date for this term loan is of December 9, 2021. The Company incurred financing costs totaling $0.2 million which have been classified as a discount to the debt.

The carrying value of assets pledged for secured debt, including the Revolver, is $803.2 million.

Debt repayment requirements for the next five fiscal years are (in thousands):

Years ending March 31:
2018	$3,495
2019	3,702
2020	3,217
2021	5,518
2022	316,485
Thereafter	216
Total	$332,633